Average Annual Total Returns		12 Months Ended	36 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	4.25%
FT Vest International Equity Moderate Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	4.23%
Performance Inception Date	Dec. 18, 2020
FT Vest International Equity Moderate Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	4.23%
FT Vest International Equity Moderate Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	3.26%